Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities: 4.45%
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	2.27%	11-1-2035	$ 978,024	$ 1,045,795
FHLMC (1 Year Treasury Constant Maturity +2.24%) ±	2.31	3-1-2035	383,056	407,200
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	2.33	10-1-2038	351,385	353,839
FHLMC (1 Year Treasury Constant Maturity +2.22%) ±	2.34	5-1-2035	91,518	97,197
FHLMC (1 Year Treasury Constant Maturity +2.24%) ±	2.36	4-1-2038	315,165	330,580
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	2.37	9-1-2038	847,217	895,182
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	2.38	4-1-2032	46,468	46,791
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	2.38	6-1-2032	409	409
FHLMC (1 Year Treasury Constant Maturity +2.40%) ±	2.53	7-1-2029	411	411
FHLMC	4.50	6-1-2024	257,854	269,310
FHLMC	4.50	9-1-2026	418,045	436,486
FHLMC	5.50	12-1-2022	54,910	55,681
FHLMC	5.50	12-1-2023	75,815	78,067
FHLMC	6.00	1-1-2024	37,885	38,579
FHLMC	7.00	6-1-2031	171,922	190,624
FHLMC Series 2611 Class HD	5.00	5-15-2023	100,073	102,443
FHLMC Series 2704 Class BH	4.50	11-15-2023	84,062	85,978
FHLMC Series 2881 Class AE	5.00	8-15-2034	37,519	38,011
FHLMC Series 2953 Class LD	5.00	12-15-2034	32,378	32,870
FHLMC Series 3609 Class LA	4.00	12-15-2024	10	10
FHLMC Series 3924 Class MF (1 Month LIBOR +0.50%) ±	0.59	9-15-2041	615,456	622,568
FHLMC Series 4172 Class PB	1.50	7-15-2040	45,874	46,133
FHLMC Series 4348 Class MH	3.00	6-15-2039	322,572	326,266
FHLMC Series 4889 Class CD	3.00	4-15-2049	1,106,636	1,143,208
FHLMC Series 4938 Class BF (1 Month LIBOR +0.50%) ±	0.59	12-25-2049	4,166,453	4,200,146
FHLMC Series KF15 Class A (1 Month LIBOR +0.67%) ±	0.76	2-25-2023	149,494	149,619
FHLMC Series QO04 Class AFL (12 Month Treasury Average +0.74%) ±	0.82	5-25-2044	1,214,463	1,213,637
FHLMC Series T-42 Class A6	9.50	2-25-2042	451,326	560,890
FNMA (6 Month LIBOR +1.38%) ±	1.50	10-1-2031	39,270	39,545
FNMA %%	1.50	12-16-2036	13,000,000	13,068,047
FNMA (6 Month LIBOR +1.51%) ±	1.69	9-1-2037	207,744	215,496
FNMA %%	2.00	12-16-2036	101,140,000	103,704,057
FNMA (12 Month LIBOR +1.77%) ±	2.08	7-1-2044	993,267	1,046,607
FNMA (1 Year Treasury Constant Maturity +2.02%) ±	2.12	12-1-2034	161,144	170,981
FNMA (12 Month Treasury Average +2.05%) ±	2.18	8-1-2045	166,613	171,155
FNMA (1 Year Treasury Constant Maturity +2.20%) ±	2.27	9-1-2035	240,160	255,652
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	2.28	10-1-2034	3,612	3,841
FNMA (1 Year Treasury Constant Maturity +2.20%) ±	2.29	12-1-2040	1,591,310	1,689,907
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	2.32	11-1-2031	35,532	35,681
FNMA (1 Year Treasury Constant Maturity +2.24%) ±	2.32	7-1-2038	1,340,002	1,425,600
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	2.33	6-1-2034	596,908	606,774
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	2.34	6-1-2032	60,773	61,047
FNMA (1 Year Treasury Constant Maturity +2.25%) ±	2.35	11-1-2038	423,940	451,273
FNMA (1 Year Treasury Constant Maturity +2.27%) ±	2.36	8-1-2036	910,553	965,415
FNMA (1 Year Treasury Constant Maturity +2.23%) ±	2.36	12-1-2040	102,375	102,478
FNMA (1 Year Treasury Constant Maturity +2.26%) ±	2.38	11-1-2035	89,122	89,933
FNMA (1 Year Treasury Constant Maturity +2.31%) ±	2.38	5-1-2036	202,044	214,833
FNMA (1 Year Treasury Constant Maturity +2.36%) ±	2.42	11-1-2034	434,470	460,669
FNMA	4.50	1-1-2027	615,159	645,073
FNMA	5.00	5-1-2022	2,243	2,318
FNMA	5.00	6-1-2024	407,866	422,006
FNMA	6.00	1-1-2023	126,682	128,550
FNMA	6.50	8-1-2031	212,412	246,190
See accompanying notes to portfolio of investments

Allspring Ultra Short-Term Income Fund  |  1

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA	9.00%	6-1-2024	$ 324	$ 326
FNMA Series 1992-71 Class X	8.25	5-25-2022	1,298	1,312
FNMA Series 2000-T6 Class A2	9.50	11-25-2040	213,540	238,067
FNMA Series 2001-T10 Class A3	9.50	12-25-2041	336,982	396,342
FNMA Series 2001-T12 Class A3	9.50	8-25-2041	309,126	367,329
FNMA Series 2002-T1 Class A4	9.50	11-25-2031	372,984	449,375
FNMA Series 2002-W04 Class A6 ±±	3.32	5-25-2042	377,830	395,479
FNMA Series 2003-W11 Class A1 ±±	2.99	6-25-2033	10,434	10,599
FNMA Series 2003-W3 Class 1A4 ±±	3.50	8-25-2042	20,422	21,617
FNMA Series 2007-W2 Class 1A1 (1 Month LIBOR +0.32%) ±	0.41	3-25-2037	216,051	217,437
FNMA Series 2010-115 Class NC	2.75	1-25-2039	135,133	135,960
FNMA Series 2010-25 Class ND	3.50	3-25-2025	75	74
FNMA Series 2010-37 Class A1	5.41	5-25-2035	1,425,595	1,472,458
FNMA Series 2010-57 Class DQ	3.00	6-25-2025	36,305	36,758
FNMA Series 2013-23 Class LF (1 Month LIBOR +0.35%) ±	0.43	3-25-2043	3,479,728	3,504,153
FNMA Series 2013-26 Class AK	2.50	11-25-2038	384,921	386,111
FNMA Series 2014-19 Class HA	2.00	6-25-2040	279,360	282,919
GNMA	7.00	6-15-2033	274,950	325,905
Total Agency securities (Cost $146,177,671)				147,233,279
Asset-backed securities: 11.46%
American Airlines Pass-Through Trust Series 2013-2	4.95	7-15-2024	2,187,060	2,242,016
American Airlines Pass-Through Trust Series 2014-1 Class B	4.38	4-1-2024	4,775,704	4,785,754
American Credit Acceptance Receivables Trust Series 2018-2 Class D 144A	4.07	7-10-2024	984,181	995,744
American Credit Acceptance Receivables Trust Series 2019-1 Class C 144A	3.50	4-14-2025	475,955	477,311
American Credit Acceptance Receivables Trust Series 2019-2 Class C 144A	3.17	6-12-2025	767,965	771,952
American Credit Acceptance Receivables Trust Series 2019-3 Class C 144A	2.76	9-12-2025	621,521	625,053
American Credit Acceptance Receivables Trust Series 2019-4 Class D 144A	2.97	12-12-2025	10,000,000	10,218,724
AmeriCredit Automobile Receivables Trust Series 2018-3 Class C	3.74	10-18-2024	8,700,000	8,901,276
Aqua Finance Trust Series 2021-A Class A	1.54	7-17-2046	3,155,027	3,130,652
Avis Budget Rental Car Funding LLC Series 2017-2A Class A 144A	2.97	3-20-2024	7,135,000	7,314,106
Bankers Healthcare Group Series 2021-A Class A 144A	1.42	11-17-2033	4,142,955	4,125,320
CarMax Auto Owner Trust Series 2018-1 Class D	3.37	7-15-2024	200,000	201,388
Carvana Auto Receivables Trust Series 2019-3A Class C 144A	2.71	10-15-2024	1,500,000	1,517,233
Chesapeake Funding II LLC Series 2018-3A Class A1 144A	3.39	1-15-2031	1,913,586	1,943,858
CommonBond Student Loan Trust Series 2018-B-GS Class A1 144A	3.56	9-25-2045	3,408,403	3,502,889
Conn's Receivables Funding LLC Series 2020-A Class A 144A	1.71	6-16-2025	743,977	744,994
Credit Acceptance Auto Loan Trust Series 2020-3A Class A 144A	1.24	10-15-2029	3,950,000	3,959,749
Crossroads Asset Trust Series 2021-A Class A2 144A	0.82	3-20-2024	2,575,649	2,577,136
Dell Equipment Finance Trust Series 2020-1 Class A2 144A	2.26	6-22-2022	2,145,332	2,150,897
See accompanying notes to portfolio of investments

2  |  Allspring Ultra Short-Term Income Fund

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities (continued)
Dominos Pizza Master Issuer LLC Series 2015-1A Class A2 144A	4.47%	10-25-2045	$ 16,150,000	$ 16,645,062
Drive Auto Receivables Trust Series 2017-3 Class D 144A	3.53	12-15-2023	231,658	232,249
Drive Auto Receivables Trust Series 2018-1 Class E 144A	5.09	6-16-2025	5,000,000	5,078,794
Drive Auto Receivables Trust Series 2018-4 Class D	4.09	1-15-2026	11,332,852	11,540,564
Drive Auto Receivables Trust Series 2019-2 Class C	3.42	6-16-2025	3,594,128	3,624,718
DT Auto Owner Trust Series 2018-2A Class D 144A	4.15	3-15-2024	1,995,428	2,017,674
DT Auto Owner Trust Series 2018-3A Class D 144A	4.19	7-15-2024	4,866,646	4,944,122
ECMC Group Student Loan Trust Series 2020-2A Class A (1 Month LIBOR +1.15%) 144A±	1.24	11-25-2069	6,122,130	6,218,917
Educational Services of America Incorporated Series 2015-2 Class A (1 Month LIBOR +1.00%) 144A±	1.09	12-25-2056	475,799	478,988
Enterprise Fleet Financing LLC Series 2019-3 Class A2 144A	2.06	5-20-2025	7,628,903	7,698,738
Enterprise Fleet Financing LLC Series 2021-1 Class A2 144A	0.44	12-21-2026	8,762,598	8,726,274
Exeter Automobile Receivables Trust Series 2019-2A Class C 144A	3.30	3-15-2024	1,996,752	2,006,877
Exeter Automobile Receivables Trust Series 2019-3A Class C 144A	2.79	5-15-2024	5,382,590	5,416,512
Finance of America HECM Buyout 2020 Series HB2 Class A7 144A±±	1.71	7-25-2030	4,533,010	4,542,199
Flagship Credit Auto Trust Series 2019-2 Class A 144A	2.83	10-16-2023	52,077	52,126
Flagship Credit Auto Trust Series 2019-4 Class A 144A	2.17	6-17-2024	1,254,975	1,260,064
Foursight Capital Series 2019-1 Class C 144A	3.07	4-15-2025	5,095,000	5,181,475
GLS Automobile Receivables Trust Series 2018-1A Class B 144A	3.52	8-15-2023	199,241	199,758
GLS Automobile Receivables Trust Series 2019-1A Class B 144A	3.65	12-16-2024	1,562,404	1,567,757
GLS Automobile Receivables Trust Series 2021-1A Class B 144A	0.82	4-15-2025	2,500,000	2,501,659
Hertz Vehicle Financing LLC Series 2021-1A Class A 144A	1.21	12-26-2025	11,325,000	11,240,015
Hyundai Auto Lease Securitization Trust Series 2018-B Class A4	3.29	1-15-2025	6,000,000	6,061,153
Mercury Financial Credit Card Master Trust 144A	1.54	3-20-2026	8,400,000	8,405,288
MFRA Trust Series 2020-NQM1 Class A1 144A±±	1.48	3-25-2065	2,223,556	2,228,277
Navient Student Loan Trust Series 2017-3A Class A3 (1 Month LIBOR +1.05%) 144A±	1.14	7-26-2066	5,700,000	5,713,395
Navient Student Loan Trust Series 2018-CA Class A2 144A	3.52	6-16-2042	1,191,926	1,210,943
Navient Student Loan Trust Series 2021 Class A 144A	0.97	12-16-2069	9,246,079	9,115,588
Octane Receivables Trust Series 2020-1A Class A 144A	1.71	2-20-2025	3,808,622	3,823,101
Octane Receivables Trust Series 2021-1A Class A 144A	0.93	3-22-2027	13,490,467	13,445,488
Ocwen Master Advance Receivable Trust Series 2020-T1 Class AT1 144A	1.28	8-15-2052	7,280,000	7,279,033
Ondeck Asset Securitization Trust Series 2021-1A Class A 144A	1.59	5-17-2027	8,500,000	8,468,830
OneMain Direct Auto Receivables Trust Series 2021-1A Class A 144A	0.87	7-14-2028	11,760,000	11,625,357
Oscar US Funding Trust Series 2018-2A Class A4 144A	3.63	9-10-2025	3,553,290	3,620,500
Oscar US Funding Trust Series 2021-1A Class A2 144A	0.40	3-11-2024	7,924,099	7,917,988
Pagaya Al Debt Selection Trust Series 2020-3 Class A 144A	2.10	5-17-2027	849,880	853,694
PFS Financing Corporation Series 2021-A Class A 144A	0.71	4-15-2026	9,340,000	9,227,215
Prestige Auto Receivables Trust Series 2020-1A Class A2 144A	0.52	2-15-2024	1,728,388	1,728,702
See accompanying notes to portfolio of investments

Allspring Ultra Short-Term Income Fund  |  3

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities (continued)
Santander Drive Auto Receivable Trust Series 2020-4 Class D	1.48%	1-15-2027	$ 16,170,000	$ 16,224,417
Santander Retail Auto Lease Trust Series 2019-A Class A4 144A	2.82	5-22-2023	221,002	221,248
SLM Student Loan Trust Series 2003-10A Class A4 (3 Month LIBOR +0.67%) 144A±	0.79	12-17-2068	17,500,000	17,502,429
SLM Student Loan Trust Series 2004-B Class A3 (3 Month LIBOR +0.33%) ±	0.45	3-15-2024	6,340,717	6,331,644
SLM Student Loan Trust Series 2011-2 Class A1 (1 Month LIBOR +0.60%) ±	0.69	11-25-2027	3,776	3,776
SLM Student Loan Trust Series 2012-3 Class A (1 Month LIBOR +0.65%) ±	0.74	12-27-2038	3,769,351	3,781,789
SLM Student Loan Trust Series 2013-1 Class A3 (1 Month LIBOR +0.55%) ±	0.64	5-26-2055	4,016,944	3,966,580
SLM Student Loan Trust Series 2014-A Class B 144A	3.50	11-15-2044	4,480,836	4,486,171
SoFi Consumer Loan Program Trust Series 2018-2 Class B 144A	3.79	4-26-2027	1,061,977	1,065,321
SoFi Consumer Loan Program Trust Series 2021-1 Class A 144A	0.49	9-25-2030	2,925,750	2,918,147
SoFi Professional Loan Program LLC Series 2017-A Class A1 (1 Month LIBOR +0.70%) 144A±	0.79	3-26-2040	1,031,574	1,032,611
SpringCastle America Funding LLC 144A	1.97	9-25-2037	4,245,334	4,236,596
Student Loan Consolidation Center Series 2011-1 Class A (1 Month LIBOR +1.22%) 144A±	1.31	10-25-2027	550,732	552,717
Taco Bell Funding LLC Series 2016-1A Class A2 144A	4.97	5-25-2046	6,546,525	6,885,498
Towd Point Asset Funding LLC Series 2019-HE1 Class A1 (1 Month LIBOR +0.90%) 144A±	0.99	4-25-2048	2,587,845	2,588,098
Towd Point Asset Trust Series 2018-SL1 Class A (1 Month LIBOR +0.60%) 144A±	0.69	1-25-2046	1,813,188	1,804,558
United Airlines Pass-Through Trust Series 2015-1 Class A	3.70	6-1-2024	9,550,000	9,747,402
Voya CLO Limited Series 2017-1A Class A1R (3 Month LIBOR +0.95%) 144A±	1.07	4-17-2030	8,500,000	8,500,672
Westlake Automobile Receivables Trust Series 2018-2A Class D 144A	4.00	1-16-2024	245,797	246,286
Westlake Automobile Receivables Trust Series 2018-3A Class E 144A	4.90	12-15-2023	1,355,000	1,384,697
World Omni Automobile Lease Securitization Trust Series 2019-B Class A4	2.07	2-18-2025	23,527,000	23,659,271
Total Asset-backed securities (Cost $380,557,036)				379,225,074
Corporate bonds and notes: 19.11%
Communication services: 0.16%
Media: 0.16%
QVC Incorporated	4.85	4-1-2024	5,000,000	5,350,000
Consumer discretionary: 1.71%
Hotels, restaurants & leisure: 0.75%
Hyatt Hotels Corporation	1.30	10-1-2023	7,000,000	7,002,910
Las Vegas Sands Corporation	3.20	8-8-2024	13,100,000	13,355,979
Royal Caribbean Cruises Limited 144A	10.88	6-1-2023	4,085,000	4,442,192
				24,801,081
See accompanying notes to portfolio of investments

4  |  Allspring Ultra Short-Term Income Fund

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Textiles, apparel & luxury goods: 0.96%
Michael Kors USA Incorporated 144A	4.50%	11-1-2024	$ 12,574,000	$ 13,272,737
Ralph Lauren Corporation	1.70	6-15-2022	3,190,000	3,212,366
Tapestry Incorporated	3.00	7-15-2022	15,199,000	15,388,015
				31,873,118
Consumer staples: 0.62%
Beverages: 0.21%
Keurig Dr Pepper Incorporated	0.75	3-15-2024	7,000,000	6,927,481
Food & staples retailing: 0.14%
7 Eleven Incorporated 144A	0.80	2-10-2024	4,430,000	4,382,439
Food products: 0.27%
Land O'Lakes Incorporated 144A	6.00	11-15-2022	8,685,000	8,994,676
Energy: 2.11%
Energy equipment & services: 0.37%
Alexander Funding Trust 144A	1.84	11-15-2023	12,265,000	12,386,559
Oil, gas & consumable fuels: 1.74%
Energy Transfer Partners LP	4.20	9-15-2023	4,866,000	5,099,075
EQT Corporation	3.00	10-1-2022	2,750,000	2,756,875
Marathon Petroleum Corporation	4.50	5-1-2023	8,000,000	8,358,322
Marathon Petroleum Corporation	4.75	12-15-2023	6,000,000	6,406,713
Pioneer Natural Resource	0.75	1-15-2024	5,000,000	4,962,760
Plains All American Pipeline LP	3.85	10-15-2023	8,971,000	9,336,277
Southwestern Energy Company	4.10	3-15-2022	2,500,000	2,493,550
Valero Energy Corporation	2.70	4-15-2023	3,000,000	3,073,201
Vistra Operations Company LLC 144A	3.55	7-15-2024	14,500,000	15,032,204
				57,518,977
Financials: 8.03%
Banks: 1.48%
Bank of America Corporation (U.S. SOFR +0.74%) ±	0.81	10-24-2024	12,000,000	11,924,705
Bank of America Corporation (3 Month LIBOR +0.94%) ±	3.86	7-23-2024	4,894,000	5,112,146
Citigroup Incorporated (U.S. SOFR +0.69%) ±	0.78	10-30-2024	8,000,000	7,950,480
Citigroup Incorporated (U.S. SOFR +0.67%) ±	0.98	5-1-2025	2,000,000	1,986,699
JPMorgan Chase & Company (U.S. SOFR +0.49%) ±	0.77	8-9-2025	6,000,000	5,917,886
JPMorgan Chase & Company (U.S. SOFR +0.54%) ±	0.82	6-1-2025	6,280,000	6,205,000
JPMorgan Chase & Company (U.S. SOFR +1.46%) ±	1.51	6-1-2024	7,250,000	7,307,924
JPMorgan Chase & Company (3 Month LIBOR +0.70%) ±	3.21	4-1-2023	2,635,000	2,657,722
				49,062,562
Capital markets: 1.94%
Goldman Sachs Group Incorporated (U.S. SOFR +0.54%) ±	0.63	11-17-2023	11,500,000	11,470,191
Goldman Sachs Group Incorporated (U.S. SOFR +0.49%) ±	0.93	10-21-2024	8,000,000	7,970,477
Goldman Sachs Group Incorporated (3 Month LIBOR +1.05%) ±	2.91	6-5-2023	12,000,000	12,127,319
Goldman Sachs Group Incorporated	5.75	1-24-2022	5,000,000	5,038,504
Morgan Stanley (U.S. SOFR +0.47%) ±	0.56	11-10-2023	5,000,000	4,984,737
Morgan Stanley (U.S. SOFR +0.62%) ±	0.73	4-5-2024	5,000,000	4,987,238
See accompanying notes to portfolio of investments

Allspring Ultra Short-Term Income Fund  |  5

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Capital markets (continued)
Morgan Stanley	2.75%	5-19-2022	$ 9,435,000	$ 9,533,420
Morgan Stanley (U.S. SOFR +0.56%) ±	1.16	10-21-2025	8,000,000	7,936,338
				64,048,224
Consumer finance: 2.12%
Bayer US Finance II LLC Company 144A	3.88	12-15-2023	10,700,000	11,237,775
BMW US Capital LLC 144A	3.80	4-6-2023	5,000,000	5,203,520
BOC Aviation USA Corporation 144A	1.63	4-29-2024	12,320,000	12,355,003
Bunge Limited	3.00	9-25-2022	1,000,000	1,017,603
Daimler Finance North America LLC 144A	1.75	3-10-2023	1,715,000	1,735,202
Daimler Finance North America LLC 144A	2.85	1-6-2022	1,220,000	1,222,507
Ford Motor Credit Company LLC	5.60	1-7-2022	2,000,000	2,007,200
General Motors Financial Company Incorporated	1.20	10-15-2024	3,000,000	2,991,934
Hyundai Capital America Company 144A	0.80	1-8-2024	10,000,000	9,917,339
Hyundai Capital America Company 144A	1.25	9-18-2023	4,750,000	4,758,132
Hyundai Capital America Company 144A	2.38	2-10-2023	1,720,000	1,748,420
Navient Corporation	7.25	9-25-2023	4,000,000	4,300,000
Onemain Finance Corporation	5.63	3-15-2023	4,550,000	4,714,938
The American Express Company (3 Month LIBOR +0.62%) ±	0.78	5-20-2022	3,000,000	3,001,610
Volkswagen Group of America Finance LLC 144A	2.70	9-26-2022	3,875,000	3,937,818
				70,149,001
Diversified financial services: 0.74%
DAE Funding LLC 144A	1.55	8-1-2024	5,250,000	5,151,825
Jackson Financial Incorporated 144A	1.13	11-22-2023	5,725,000	5,721,796
National Securities Clearing Corporation 144A	0.40	12-7-2023	5,000,000	4,964,281
National Securities Clearing Corporation 144A	1.20	4-23-2023	5,000,000	5,039,414
WEA Finance LLC 144A	3.75	9-17-2024	3,366,000	3,545,751
				24,423,067
Insurance: 1.75%
AIG Global Funding 144A	0.80	7-7-2023	5,000,000	5,002,388
AIG Global Funding 144A	0.65	6-17-2024	6,000,000	5,923,593
Athene Global Funding 144A	1.20	10-13-2023	5,000,000	5,024,268
Athene Global Funding 144A	2.80	5-26-2023	5,000,000	5,135,216
Athene Global Funding 144A	0.91	8-19-2024	5,000,000	4,946,376
Brighthouse Financial 144A	0.60	6-28-2023	6,595,000	6,572,793
Met Tower Global Funding 144A	0.70	4-5-2024	12,000,000	11,918,601
Protective Life Global Funding 144A	0.47	1-12-2024	10,000,000	9,871,801
Protective Life Global Funding 144A	0.63	10-13-2023	2,000,000	1,993,971
Security Benefit Company 144A	1.25	5-17-2024	1,665,000	1,660,408
				58,049,415
Health care: 0.73%
Health care providers & services: 0.27%
Cigna Corporation	0.61	3-15-2024	3,500,000	3,457,867
Magellan Health Incorporated	4.90	9-22-2024	5,145,000	5,530,875
				8,988,742
Life sciences tools & services: 0.46%
Thermo Fisher Scientific	0.80	10-18-2023	15,000,000	14,953,721
See accompanying notes to portfolio of investments

6  |  Allspring Ultra Short-Term Income Fund

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrials: 1.05%
Aerospace & defense: 0.28%
The Boeing Company	1.43%	2-4-2024	$ 5,000,000	$ 5,000,390
The Boeing Company	4.51	5-1-2023	4,000,000	4,176,057
				9,176,447
Airlines: 0.41%
Delta Air Lines Incorporated	3.63	3-15-2022	3,000,000	3,003,752
Delta Air Lines Incorporated 144A	4.50	10-20-2025	10,000,000	10,483,189
				13,486,941
Industrial conglomerates: 0.07%
General Electric Company (3 Month LIBOR +1.00%) ±	1.12	3-15-2023	1,729,000	1,744,100
Honeywell International Incorporated	0.48	8-19-2022	600,000	600,059
				2,344,159
Trading companies & distributors: 0.29%
Air Lease Corporation	0.70	2-15-2024	6,000,000	5,915,340
Air Lease Corporation	3.75	2-1-2022	3,900,000	3,900,000
				9,815,340
Information technology: 0.17%
Semiconductors & semiconductor equipment: 0.17%
Microchip Technology Incorporated	2.67	9-1-2023	3,475,000	3,565,388
Skyworks Solutions Incorporated	0.90	6-1-2023	2,000,000	1,993,451
				5,558,839
Materials: 0.25%
Chemicals: 0.25%
International Flavors & Fragrances Incorporated 144A	0.70	9-15-2022	1,000,000	1,000,572
Westlake Chemical Corporation	3.60	7-15-2022	7,269,000	7,346,458
				8,347,030
Real estate: 0.65%
Equity REITs: 0.65%
Piedmont Operating Partnership LP	4.45	3-15-2024	10,235,000	10,853,017
SBA Tower Trust 144A	3.45	3-15-2048	7,175,000	7,230,888
Service Properties Trust	4.50	6-15-2023	3,500,000	3,466,033
				21,549,938
Utilities: 3.63%
Electric utilities: 1.81%
American Electric Power	0.75	11-1-2023	7,000,000	6,939,453
Entergy Louisiana LLC	0.62	11-17-2023	10,000,000	9,930,654
ITC Holdings Corporation	2.70	11-15-2022	5,700,000	5,800,112
NextEra Energy Operating Partners LP (3 Month LIBOR +0.27%) ±	0.43	2-22-2023	20,000,000	19,967,600
Pacific Gas & Electric (U.S. SOFR +1.15%) ±	1.20	11-14-2022	2,500,000	2,502,393
See accompanying notes to portfolio of investments

Allspring Ultra Short-Term Income Fund  |  7

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Electric utilities (continued)
Southern California Edison Company (3 Month LIBOR +0.27%) ±	0.39%	12-3-2021	$ 7,000,000	$ 7,000,012
Southern California Edison Company	0.70	4-3-2023	7,800,000	7,779,192
				59,919,416
Gas utilities: 1.06%
Atmos Energy Corporation	0.63	3-9-2023	5,000,000	4,989,759
One Gas Incorporated	0.85	3-11-2023	20,230,000	20,198,130
Southern California Gas Company (3 Month LIBOR +0.35%) ±	0.47	9-14-2023	10,000,000	9,991,102
				35,178,991
Independent power & renewable electricity producers: 0.06%
TerraForm Power Operating LLC 144A	4.25	1-31-2023	2,000,000	2,015,000
Multi-utilities: 0.70%
CenterPoint Energy Incorporated (3 Month LIBOR +0.50%) ±	0.62	3-2-2023	4,635,000	4,627,663
CenterPoint Energy Incorporated	0.70	3-2-2023	4,625,000	4,611,047
CenterPoint Energy Incorporated (U.S. SOFR +0.65%) ±	0.70	5-13-2024	3,840,000	3,839,808
Consolidated Edison Incorporated	0.65	12-1-2023	5,000,000	4,966,439
DTE Energy Company	2.25	11-1-2022	5,000,000	5,072,553
				23,117,510
Total Corporate bonds and notes (Cost $633,893,908)				632,418,674

	Shares
Investment companies: 3.01%
Exchange-traded funds: 3.01%
Invesco BulletShares 2022 High Yield Corporate Bond ETF «	334,000	7,708,720
iShares 0-5 Year High Yield Corporate Bond ETF	773,000	34,723,160
iShares Short-Term Corporate Bond ETF «	572,000	30,916,600
SPDR Portfolio Short Term Corporate Bond ETF «	847,800	26,298,756
Total Investment companies (Cost $98,928,987)		99,647,236

		Maturity date	Principal
Municipal obligations: 0.15%
Indiana: 0.08%
Education revenue: 0.08%
Indiana Secondary Market for Education Loans Incorporated (1 Month LIBOR +0.80%) ±	0.89	2-25-2044	$ 2,494,020	2,495,983
New Jersey: 0.05%
Transportation revenue: 0.05%
New Jersey Transportation Trust Authority Transportation System Series B	2.38	6-15-2022	1,700,000	1,717,396
See accompanying notes to portfolio of investments

8  |  Allspring Ultra Short-Term Income Fund

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
New York: 0.02%
Transportation revenue: 0.02%
New York Metropolitan Transportation Authority BAN	4.00%	2-1-2022	$ 790,000	$ 794,805
Total Municipal obligations (Cost $4,958,942)				5,008,184
Non-agency mortgage-backed securities: 18.25%
ACC Trust Series 2021-1 Class A 144A	0.74	11-20-2023	3,593,439	3,591,526
Affirm Incorporated Series 2021-A Class A 144A	0.88	8-15-2025	10,000,000	10,005,926
American Money Management Corporation Series 2014-14A Class A1R2 (3 Month LIBOR +1.02%) 144A±	1.14	7-25-2029	10,780,000	10,778,232
Angel Oak Mortgage Trust I LLC Series 2019-4 Class A1 144A±±	2.99	7-26-2049	1,040,841	1,045,852
Angel Oak Mortgage Trust I LLC Series 2020-4 Class A1 144A±±	1.47	6-25-2065	1,822,636	1,823,895
Angel Oak Mortgage Trust I LLC Series 2020-5 Class A2 144A±±	1.58	5-25-2065	1,325,083	1,328,364
Angel Oak Mortgage Trust I LLC Series 2020-R1 Class A1 144A±±	0.99	4-25-2053	5,182,363	5,165,543
Avery Point CLO Limited Series 2015-7A Class AR2 (3 Month LIBOR +0.96%) 144A±	1.08	1-15-2028	9,044,252	9,042,950
Banc of America Funding Corporation Series 2016-R1 Class A1 144A±±	2.50	3-25-2040	84,444	84,332
Bayview Opportunity Master Fund Series 2016-SPL2 Class A 144A±±	4.00	6-28-2053	1,613,637	1,641,189
Black Diamond CLO Limited Series 2017-1A Class A1 (3 Month LIBOR +1.05%) 144A±	1.17	4-24-2029	991,960	991,957
Bravo Residential Funding Trust Series 2019-NQM1 Class A1 144A±±	2.67	7-25-2059	1,716,648	1,717,677
Bravo Residential Funding Trust Series 2020-RPL1 Class A1 144A±±	2.50	5-26-2059	1,413,234	1,430,974
Bravo Residential Funding Trust Series 2021-HE2 Class A1 (30 Day Average U.S. SOFR +0.75%) 144A±	0.80	11-25-2069	9,794,044	9,787,437
Bunker Hill Loan Depositary Trust Series 2019-2 Class A1 144A	2.88	7-25-2049	2,016,809	2,028,426
Carlyle C17 CLO Limited Series C17-A Class A1AR (3 Month LIBOR +1.03%) 144A±	1.16	4-30-2031	3,000,000	3,004,128
Cascade Funding Mortgage Trust Series 2018-RM2 Class A 144A±±	4.00	10-25-2068	711,545	732,135
Cascade Funding Mortgage Trust Series 2020-HB4 Class A 144A±±	0.95	12-26-2030	4,370,808	4,375,507
Cascade Funding Mortgage Trust Series 2021-AL1 Class B 144A	1.39	9-22-2031	15,000,000	15,008,414
Cascade Funding Mortgage Trust Series 2021-EBO1 Class A 144A±±	0.98	11-25-2050	8,149,019	8,138,327
Cascade Funding Mortgage Trust Series 2021-HB7 Class A 144A±±	1.15	10-27-2031	5,000,000	4,992,281
CCG Receivables Trust Series 2019-1 Class A2 144A	2.80	9-14-2026	383,879	386,333
CGMS Series 2015-1A Class AR3 (3 Month LIBOR +0.98%) 144A±	1.11	7-20-2031	11,250,000	11,250,608
CIFC Funding Limited Series 2018-1A Class A (3 Month LIBOR +1.00%) 144A±	1.12	4-18-2031	1,750,000	1,749,933
Citigroup Commercial Mortgage Trust Series 2017-MDRB Class A (1 Month LIBOR +1.10%) 144A±	1.19	7-15-2030	1,724,881	1,719,476
Citigroup Commercial Mortgage Trust Series 2019-IMC1 Class A1 144A±±	2.72	7-25-2049	4,461,694	4,485,234
Colt Funding LLC Series 2020-1R Class A1 144A±±	1.26	9-25-2065	1,136,807	1,138,692
See accompanying notes to portfolio of investments

Allspring Ultra Short-Term Income Fund  |  9

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
Colt Funding LLC Series 2020-2 Class A1 144A±±	1.85%	3-25-2065	$ 1,947,191	$ 1,952,065
Colt Funding LLC Series 2021-1R Class A1 144A±±	0.86	5-25-2065	4,722,137	4,698,774
Colt Funding LLC Series 2021-HX1 Class A1 144A±±	1.11	10-25-2066	14,867,831	14,754,684
Commercial Mortgage Trust Series 2014-CR16 Class ASB	3.65	4-10-2047	1,717,656	1,764,434
Commercial Mortgage Trust Series 2014-UBS5 Class A2	3.03	9-10-2047	337,447	342,249
Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 1A1 ±±	1.75	6-19-2031	105,092	106,919
Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 2A1 ±±	2.01	6-19-2031	66,165	66,756
Credit Suisse Mortgage Trust Series 2019-SKLZ Class A (1 Month LIBOR +1.25%) 144A±	1.34	1-15-2034	612,159	615,108
Credit Suisse Mortgage Trust Series 2020-AFC1 Class A3 144A±±	2.51	2-25-2050	3,084,289	3,091,953
Credit Suisse Mortgage Trust Series 2020-SPT1 Class A1 144A	1.62	4-25-2065	2,059,656	2,062,590
Credit Suisse Mortgage Trust Series 2021-NQM2 Class A1 144A±±	1.18	2-25-2066	7,073,732	7,033,238
CSAIL Commercial Mortgage Trust Series 2018-CX12 Class A2	4.14	8-15-2051	868,576	893,088
DBWF Mortgage Trust Series 2018-GLKS Class A (1 Month LIBOR +1.03%) 144A±	1.12	12-19-2030	635,000	635,040
Deephaven Residential Mortgage Series 2020-1 Class A2 144A±±	2.49	1-25-2060	1,129,831	1,131,510
Dryden Senior Loan Fund Series 2013-30A (3 Month LIBOR +0.82%) 144A±	0.98	11-15-2028	5,081,569	5,083,627
Ellington Financial Mortgage Trust Series 2020-1 Class A1 144A±±	2.01	5-25-2065	911,202	914,665
Ellington Financial Mortgage Trust Series 2021-1 Class A1 144A±±	0.80	2-25-2066	1,287,746	1,278,824
EquiFirst Mortgage Loan Trust Series 2003-2 Class 3A3 (1 Month LIBOR +1.13%) ±	1.21	9-25-2033	221,078	220,857
Freedom Financial Trust Series 2021-1CP Class A 144A	0.66	3-20-2028	4,974,759	4,974,560
Galton Funding Mortgage Trust Series 2020-H1 Class A1 144A±±	2.31	1-25-2060	1,292,179	1,308,764
Goldman Sachs Mortgage Securities Trust Series 2013-GC16 Class AAB	3.81	11-10-2046	1,046,981	1,077,266
Goldman Sachs Mortgage Securities Trust Series 2014-GC22 Class A3	3.52	6-10-2047	1,288,108	1,287,598
Goldman Sachs Mortgage Securities Trust Series 2020-NQM1 Class A1 144A±±	1.38	9-27-2060	2,292,619	2,284,200
Gracie Point International Series 2020-B Class A (1 Month LIBOR +1.40%) 144A±	1.49	5-2-2023	6,369,751	6,404,009
GSMPS Mortgage Loan Trust Series 1998-1 Class A 144A±±	8.00	9-19-2027	27,101	26,773
HGI CRE CLO Limited HGI 2021 FL2 A 144A (1 Month LIBOR +1.00%) 144A±	1.09	9-17-2036	8,070,000	8,062,478
Hospitality Mortgage Trust Series 2019 Class A (1 Month LIBOR +1.00%) 144A±	1.09	11-15-2036	3,961,914	3,957,150
Imperial Fund LLC Series 2020-NQM1 Class A1 144A±±	1.38	10-25-2055	4,529,443	4,524,505
Imperial Fund LLC Series 2021-NQM1 Class A1 144A±±	1.07	6-25-2056	3,189,781	3,152,907
Imperial Fund LLC Series 2021-NQM3 Class A1 144A±±	1.60	11-25-2056	7,494,628	7,459,638
InTown Hotel Portfolio Trust Series 2018-STAY Class A (1 Month LIBOR +0.95%) 144A±	1.04	1-15-2033	4,000,000	4,000,017
See accompanying notes to portfolio of investments

10  |  Allspring Ultra Short-Term Income Fund

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-PHH Class A (1 Month LIBOR +1.06%) 144A±	2.56%	6-15-2035	$ 3,571,081	$ 3,553,339
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-7 Class B2A 144A±±	3.03	2-25-2050	2,380,159	2,415,055
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-MFP Class A (1 Month LIBOR +0.96%) 144A±	1.05	7-15-2036	5,000,000	4,994,167
LCM LP Series 2013-A Class ARR (3 Month LIBOR +1.14%) 144A±	1.26	7-19-2027	5,639,892	5,643,090
Legacy Mortgage Asset Trust Series 2020-RPL1 Class A1 144A±±	3.00	9-25-2059	10,426,070	10,733,187
Marlette Funding Trust Series 2018-3A Class C 144A	4.63	9-15-2028	1,555,280	1,556,930
Marlette Funding Trust Series 2019-4A Class A 144A	2.39	12-17-2029	397,223	397,792
Marlette Funding Trust Series 2021-2A Class A 144A	0.51	9-15-2031	4,750,964	4,743,207
Master Mortgages Trust Series 2002-3 Class 4A1 ±±	2.49	10-25-2032	1,825	1,857
Med Trust Series 2021-MDLN (1 Month LIBOR +0.95%) 144A±	1.05	11-15-2038	8,000,000	8,007,523
Mello Warehouse Securitization Trust Series 2020-1 Class A (1 Month LIBOR +0.90%) 144A±	0.99	10-25-2053	8,500,000	8,489,962
Mello Warehouse Securitization Trust Series 2020-2 Class A (1 Month LIBOR +0.80%) 144A±	0.89	11-25-2053	7,405,000	7,385,087
Mello Warehouse Securitization Trust Series 2021-1 Class B (1 Month LIBOR +0.90%) 144A±	0.99	2-25-2055	7,135,000	7,115,887
Mello Warehouse Securitization Trust Series 2021-2 Class A (1 Month LIBOR +0.75%) 144A±	0.84	4-25-2055	16,680,000	16,612,167
MF1 Multifamily Housing Mortgage Series 2020-FL3 Class A (30 Day Average U.S. SOFR +2.16%) 144A±	2.21	7-15-2035	1,632,757	1,646,717
MF1 Multifamily Housing Mortgage Series 2021-FL5 Class A (30 Day Average U.S. SOFR +0.96%) 144A±	1.01	7-15-2036	16,000,000	15,954,947
MF1 Multifamily Housing Mortgage Series 2021-FL7 Class A (1 Month LIBOR +1.08%) 144A±	1.17	10-16-2036	12,000,000	11,970,832
MFRA Trust Series 2020-NQM3 Class A1 144A±±	1.01	1-26-2065	2,393,676	2,385,530
MFRA Trust Series 2021-NQM1 Class A1 144A±±	1.15	4-25-2065	7,830,115	7,802,105
Mill City Mortgage Loan Trust Series 2017-2 Class A1 144A±±	2.75	7-25-2059	1,898,880	1,918,453
Mill City Mortgage Loan Trust Series 2018-2 Class A1 144A±±	3.50	5-25-2058	2,582,954	2,617,572
New Residential Mortgage Loan Series 2021-INV1 Class A6 144A±±	2.50	6-25-2051	6,676,021	6,781,376
NewRez WareHouse Securitization Series 2021-1 Class A (1 Month LIBOR +0.75%) 144A±	0.84	5-25-2055	10,000,000	9,972,700
Oceanview Mortgage Trust 2021-EBO1 Class 1A 144A♦±±	1.22	12-25-2051	9,000,000	8,999,996
Octagon Investment Partners Series 2017-1A Class A1R (3 Month LIBOR +1.00%) 144A±	1.13	3-17-2030	11,400,000	11,405,620
Onslow Bay Financial LLC Series 2020-EXP1 Class 1A8 144A±±	3.50	2-25-2060	1,018,456	1,034,908
Onslow Bay Financial LLC Series 2021-NQM3 Class A1 144A±±	1.05	7-25-2061	5,663,481	5,608,875
OPG Trust Series 2021-PORT Class A (1 Month LIBOR +0.48%) 144A±	0.57	10-15-2036	25,000,000	24,802,700
Pagaya AI Selection Trust Series 2021-1 Class A 144A	1.18	11-15-2027	13,000,432	12,983,062
Palmer Square Loan Funding Limited Series 2013-2A Class A1A3 (3 Month LIBOR +1.00%) 144A±	1.12	10-17-2031	17,785,000	17,795,226
See accompanying notes to portfolio of investments

Allspring Ultra Short-Term Income Fund  |  11

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
Palmer Square Loan Funding Limited Series 2018-4A Class A1 (3 Month LIBOR +0.90%) 144A±	1.06%	11-15-2026	$ 810,636	$ 810,947
PFS Financing Corporation Series 2020-E Class A 144A	1.00	10-15-2025	15,000,000	14,977,967
ReadyCap Commercial Mortgage Trust Series 2019-5 Class A 144A	3.78	2-25-2052	1,159,593	1,177,803
Residential Mortgage Loan Trust Series 2019-2 Class A1 144A±±	2.91	5-25-2059	1,219,382	1,231,738
Residential Mortgage Loan Trust Series 2021-1R Class A1 144A±±	0.86	1-25-2065	5,535,566	5,513,735
Salomon Brothers Mortgage Securities VII Series 1990-2 Class A ±±	1.78	11-25-2049	95,048	95,101
SCF Equipment Trust LLC Series 2021-1A Class A2 144A	0.42	8-20-2026	18,634,646	18,589,248
Sound Point CLO Limited Series 2015-1RA Class AR (3 Month LIBOR +1.08%) 144A±	1.20	4-15-2030	12,555,000	12,552,351
Starwood Mortgage Residential Trust Series 2019-INV1 Class A1 144A±±	2.61	9-27-2049	1,070,810	1,079,007
Starwood Mortgage Residential Trust Series 2020-1 Class A3 144A±±	2.56	2-25-2050	3,560,826	3,573,872
Starwood Mortgage Residential Trust Series 2020-2 Class A1 144A±±	2.72	4-25-2060	1,622,274	1,635,237
Starwood Mortgage Residential Trust Series 2021-2 Class A1 144A±±	0.94	5-25-2065	5,045,227	5,016,326
Station Place Securitization Trust Series 2021-WL1 Class A (1 Month LIBOR +0.65%) 144A±	0.74	1-26-2054	8,870,000	8,875,061
TCI Symphony CLO Series 2016-1A Class AR2 (3 Month LIBOR +1.02%) 144A±	1.11	10-13-2032	7,685,000	7,685,000
Toorak Mortgage Trust Series 2021-INV2 Class A1 144A±±	1.97	11-25-2056	14,839,987	14,813,000
Towd Point Mortgage Trust Series 2015-4 Class A2 144A±±	3.75	4-25-2055	502,242	502,606
Towd Point Mortgage Trust Series 2016-3 Class A1 144A±±	2.25	4-25-2056	184,821	184,983
Towd Point Mortgage Trust Series 2017-1 Class A1 144A±±	2.75	10-25-2056	1,669,776	1,686,201
Towd Point Mortgage Trust Series 2017-4 Class A1 144A±±	2.75	6-25-2057	1,427,217	1,453,903
Towd Point Mortgage Trust Series 2017-6 Class A1 144A±±	2.75	10-25-2057	1,513,734	1,538,217
Towd Point Mortgage Trust Series 2018-2 Class A1 144A±±	3.25	3-25-2058	1,156,647	1,185,600
Towd Point Mortgage Trust Series 2018-3 Class A1 144A±±	3.75	5-25-2058	4,827,766	4,978,580
UBS Commercial Mortgage Trust Series 2018-NYCH Class A (1 Month LIBOR +0.85%) 144A±	0.94	2-15-2032	3,574,342	3,557,195
Venture CDO Limited Series 2015-20A Class AR (3 Month LIBOR +0.82%) 144A±	0.94	4-15-2027	1,007,418	1,007,511
Verus Securitization Trust Series 2019-3 Class A1 144A±±	2.69	11-25-2059	2,610,577	2,644,500
Verus Securitization Trust Series 2020-2 Class A1 144A±±	2.23	5-25-2060	580,357	582,573
Verus Securitization Trust Series 2020-INV1 Class A1 144A±±	1.98	3-25-2060	1,241,093	1,245,619
Verus Securitization Trust Series 2021-1 Class A2 ±±	1.05	1-25-2066	6,056,518	6,003,158
Verus Securitization Trust Series 2021-2 Class A1 144A±±	1.03	2-25-2066	3,376,693	3,353,182
Verus Securitization Trust Series 2021-R3 Class A1 144A±±	1.02	4-25-2064	7,417,298	7,377,716
Vista Point Securitization Trust Series 2020-1 Class A1 144A±±	1.76	3-25-2065	1,738,741	1,744,352
See accompanying notes to portfolio of investments

12  |  Allspring Ultra Short-Term Income Fund

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
Wilshire Funding Corporation Series 1996-3 Class M2 ±±	7.22%	8-25-2032	$ 87,689	$ 93,266
Wilshire Funding Corporation Series 1996-3 Class M3 ±±	7.22	8-25-2032	55,595	55,033
Wilshire Funding Corporation Series 1998-2 Class M1 (12 Month Treasury Average +2.00%) ±	2.09	12-28-2037	111,770	114,544
Wind River CLO Limited Series 2013-2A Class AR (3 Month LIBOR +1.00%) 144A±	1.12	10-18-2030	16,000,000	15,995,984
Zais Matrix CDO Series 2020-14A Class A1AR (3 Month LIBOR +1.20%) 144A±	1.32	4-15-2032	13,000,000	13,000,481
Total Non-agency mortgage-backed securities (Cost $605,061,813)				603,873,060
Yankee corporate bonds and notes: 11.92%
Consumer discretionary: 0.76%
Auto components: 0.19%
Toyota Industries Corporation 144A	3.11	3-12-2022	6,145,000	6,177,414
Automobiles: 0.16%
Nissan Motor Company Limited 144A	3.04	9-15-2023	4,500,000	4,633,858
Stellantis NV	5.25	4-15-2023	530,000	560,576
				5,194,434
Household durables: 0.41%
Panasonic Corporation 144A	2.54	7-19-2022	13,640,000	13,782,624
Consumer staples: 0.47%
Beverages: 0.47%
Coca-Cola Europacific Partners plc 144A	0.50	5-5-2023	5,000,000	4,971,995
Coca-Cola Europacific Partners plc	4.63	12-1-2023	9,705,000	10,383,823
				15,355,818
Energy: 1.19%
Oil, gas & consumable fuels: 1.19%
Enbridge Incorporated	4.00	10-1-2023	5,000,000	5,235,642
Harvest Operations Corporation 144A	1.00	4-26-2024	5,000,000	4,990,550
Reliance Industries Limited 144A	5.40	2-14-2022	19,938,000	20,110,264
Saudi Arabian Oil 144A	1.25	11-24-2023	2,000,000	2,001,468
Saudi Arabian Oil 144A	2.75	4-16-2022	7,000,000	7,054,670
				39,392,594
Financials: 7.29%
Banks: 6.13%
ANZ New Zealand International Company 144A	1.90	2-13-2023	2,800,000	2,843,248
Banco Bilbao Vizcaya Argentaria SA	0.88	9-18-2023	5,000,000	4,993,157
Banco Santander SA	3.50	4-11-2022	10,020,000	10,121,624
Banco Santander SA 144A	4.13	11-9-2022	7,797,000	7,995,278
Barclays Bank plc	1.70	5-12-2022	5,000,000	5,021,609
Barclays plc (1 Year Treasury Constant Maturity +0.80%) ±	1.01	12-10-2024	5,135,000	5,100,723
Barclays plc	11.00	4-5-2022	9,200,000	9,193,689
BNP Paribas 144A	3.50	3-1-2023	4,000,000	4,133,855
BPCE SA 144A	3.00	5-22-2022	4,000,000	4,047,096
Canadian Imperial Bank	0.45	6-22-2023	9,000,000	8,943,929
See accompanying notes to portfolio of investments

Allspring Ultra Short-Term Income Fund  |  13

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks (continued)
Corporación Andina de Fomento	2.38%	5-12-2023	$ 4,860,000	$ 4,965,175
Corporación Andina de Fomento	4.38	6-15-2022	5,400,000	5,509,475
Credit Suisse New York	0.52	8-9-2023	5,920,000	5,890,645
Credit Suisse New York	2.80	4-8-2022	2,000,000	2,016,699
Credit Suisse New York	3.63	9-9-2024	5,000,000	5,317,746
Danske Bank A/S 144A	5.00	1-12-2022	8,565,000	8,607,383
Deutsche Bank (U.S. SOFR +2.16%) ±	2.22	9-18-2024	3,500,000	3,549,746
Deutsche Bank	3.30	11-16-2022	9,000,000	9,215,289
HSBC Holdings plc (U.S. SOFR +0.58%) ±	1.16	11-22-2024	10,000,000	9,984,200
Intesa Sanpaolo SpA 144A	3.38	1-12-2023	4,800,000	4,922,460
Lloyds Banking Group plc (1 Year Treasury Constant Maturity +1.10%) ±	1.33	6-15-2023	3,215,000	3,223,422
Lloyds Banking Group plc (3 Month LIBOR +0.81%) ±	2.91	11-7-2023	10,000,000	10,182,160
Mitsubishi UFJ Financial Group Incorporated (1 Year Treasury Constant Maturity +0.68%) ±	0.85	9-15-2024	4,000,000	3,989,445
Mitsubishi UFJ Financial Group Incorporated (1 Year Treasury Constant Maturity +0.45%) ±	0.96	10-11-2025	4,000,000	3,953,022
Mizuho Financial Group Incorporated (U.S. SOFR +0.87%) ±	0.85	9-8-2024	6,990,000	6,968,799
Mizuho Financial Group Incorporated (U.S. SOFR +1.25%) ±	1.24	7-10-2024	2,420,000	2,430,100
National Bank of Canada Company (U.S. SOFR +0.30%) ±	0.35	5-16-2023	15,000,000	15,007,211
NatWest Markets plc 144A	2.38	5-21-2023	5,290,000	5,407,541
NatWest Markets plc	6.13	12-15-2022	3,000,000	3,156,353
Nordea Bank 144A	4.25	9-21-2022	5,400,000	5,553,790
Toronto-Dominion Bank (U.S. SOFR +0.45%) ±	0.50	9-28-2023	3,000,000	3,010,733
UniCredit SpA 144A	6.57	1-14-2022	17,545,000	17,658,341
				202,913,943
Capital markets: 0.49%
UBS Group AG 144A	0.38	6-1-2023	7,000,000	6,956,725
UBS Group AG	7.63	8-17-2022	9,000,000	9,400,656
				16,357,381
Consumer finance: 0.06%
Hyundai Capital Services 144A	3.00	8-29-2022	1,840,000	1,868,100
Diversified financial services: 0.30%
AerCap Ireland Capital Designated Activity Company / AerCap Global Aviation Trust	1.15	10-29-2023	10,000,000	9,969,837
Insurance: 0.22%
Sompo International Holdings Limited	4.70	10-15-2022	7,000,000	7,221,624
Thrifts & mortgage finance: 0.09%
Nationwide Building Society 144A	0.55	1-22-2024	3,000,000	2,963,015
Industrials: 0.42%
Airlines: 0.13%
AerCap Ireland Limited	4.13	7-3-2023	4,000,000	4,171,164
Transportation infrastructure: 0.29%
Sydney Airport Finance Company	3.90	3-22-2023	9,265,000	9,607,898
See accompanying notes to portfolio of investments

14  |  Allspring Ultra Short-Term Income Fund

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Information technology: 1.19%
Communications equipment: 0.33%
Ericsson LM	4.13%	5-15-2022	$ 10,628,000	$ 10,771,372
Semiconductors & semiconductor equipment: 0.86%
Renesas Electronics Corporation 144A	1.54	11-26-2024	25,670,000	25,660,140
SK Hynix Incorporated 144A	1.00	1-19-2024	3,000,000	2,976,570
				28,636,710
Materials: 0.60%
Chemicals: 0.60%
Park Aerospace Holdings Company 144A	4.50	3-15-2023	4,000,000	4,149,216
Park Aerospace Holdings Company 144A	5.25	8-15-2022	2,115,000	2,169,609
Syngenta Finance NV 144A	4.44	4-24-2023	13,000,000	13,482,233
				19,801,058
Total Yankee corporate bonds and notes (Cost $393,870,336)				394,184,986
Yankee government bonds: 1.26%
Abu Dhabi Government Class L 144A	0.75	9-2-2023	4,000,000	3,990,072
AID Iraq Government Bond	2.15	1-18-2022	37,621,000	37,715,439
Total Yankee government bonds (Cost $41,716,874)				41,705,511
Short-term investments: 33.54%
Commercial paper: 21.95%
AT&T Incorporated 144A☼	0.21	1-19-2022	15,500,000	15,496,340
AT&T Incorporated 144A☼	0.19	1-20-2022	10,000,000	9,997,578
Banco Santander SA 144A☼	0.21	6-6-2022	20,000,000	19,970,651
Barclays Bank plc ☼	0.27	2-22-2022	20,000,000	19,991,880
BPCE SA 144A☼	0.22	12-7-2021	25,000,000	24,999,684
Catholic Health Initiatives ☼	0.18	2-3-2022	25,000,000	24,992,101
Cigna Corporation 144A☼	0.23	2-7-2022	20,000,000	19,991,490
Cigna Corporation 144A☼	0.30	3-25-2022	5,000,000	4,995,735
Citigroup Global Markets Incorporated 144A☼	0.28	10-21-2022	6,900,000	6,877,201
Corporación Andina de Fomento 144A☼	0.31	3-1-2022	5,000,000	4,998,231
Corporación Andina de Fomento 144A☼	0.29	5-5-2022	20,000,000	19,983,533
Electricite De France SA 144A☼	0.22	2-28-2022	25,000,000	24,985,000
Enel Finance America 144A☼	0.40	4-13-2022	23,000,000	22,973,974
Fidelity National Information Services 144A☼	0.18	12-6-2021	25,000,000	24,999,458
General Dynamics Corporation 144A☼	0.16	12-7-2021	23,418,000	23,417,590
General Motors Financial Company Incorporated 144A☼	0.35	1-25-2022	22,000,000	21,988,159
Glencore Funding LLC 144A☼	0.26	3-7-2022	25,000,000	24,976,087
Harley-Davidson Financial Services Incorporated 144A☼	0.31	1-4-2022	6,000,000	5,998,192
Harley-Davidson Financial Services Incorporated 144A☼	0.30	2-1-2022	5,000,000	4,996,719
HSBC USA Incorporated 144A☼	0.33	3-3-2022	20,000,000	19,985,482
Humana Incorporated 144A☼	0.22	1-11-2022	25,000,000	24,991,483
Intesa Funding LLC ☼	0.31	1-3-2022	20,000,000	19,990,669
KFW 144A☼	0.19	2-14-2022	20,000,000	19,995,947
Lexington Parker Capital Company LLC 144A☼	0.17	2-18-2022	25,000,000	24,990,945
Mizuho Financial Group Incorporated 144A☼	0.13	2-22-2022	25,000,000	24,988,683
NatWest Markets plc 144A☼	0.33	12-31-2021	20,000,000	19,997,933
Parker-Hannifin Corporation 144A☼	0.27	1-26-2022	25,000,000	24,986,344
Rogers Communications 144A☼	0.33	2-3-2022	25,000,000	24,991,333
See accompanying notes to portfolio of investments

Allspring Ultra Short-Term Income Fund  |  15

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Commercial paper (continued)
Royal Bank of Canada 144A☼	0.20%	9-16-2022	$ 25,000,000	$ 24,930,118
Societe Generale 144A☼	0.31	10-27-2022	25,000,000	24,908,800
Standard Chartered Bank 144A☼	0.24	9-27-2022	25,000,000	24,921,615
Swedbank AB ☼	0.13	3-4-2022	25,000,000	24,991,579
Total Capital Canada Limited 144A☼	0.13	2-3-2022	30,000,000	29,993,229
Viatris Incorporated 144A☼	0.44	12-15-2021	15,000,000	14,997,813
Viatris Incorporated 144A☼	0.55	1-20-2022	15,000,000	14,991,691
VW Credit Incorporated 144A☼	0.22	1-24-2022	25,000,000	24,993,392
Walt Disney Company 144A☼	0.20	6-30-2022	10,000,000	9,984,630
				726,261,289

	Yield	Shares
Investment companies: 4.79%
Allspring Government Money Market Fund Select Class ♠∞##	0.03	157,650,111	157,650,111
Securities Lending Cash Investments LLC ♠∩∞	0.04	982,050	982,050
			158,632,161

		Interest rate	Maturity date	Principal
U.S. Treasury securities: 6.80%
U.S. Treasury Bill ☼		0.01	12-14-2021	$ 70,000,000	69,998,452
U.S. Treasury Bill ☼		0.01	12-21-2021	25,000,000	24,999,024
U.S. Treasury Bill ☼		0.01	2-24-2022	50,000,000	49,994,363
U.S. Treasury Bill ☼		0.06	12-16-2021	80,000,000	79,997,542
					224,989,381
Total Short-term investments (Cost $1,109,955,222)					1,109,882,831
Total investments in securities (Cost $3,415,120,789)	103.15%				3,413,178,835
Other assets and liabilities, net	(3.15)				(104,154,033)
Total net assets	100.00%				$3,309,024,802

±	Variable rate investment. The rate shown is the rate in effect at period end.
±±	The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
##	All or a portion of this security is segregated for when-issued securities.
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
☼	Zero coupon security. The rate represents the current yield to maturity.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.

See accompanying notes to portfolio of investments

16  |  Allspring Ultra Short-Term Income Fund

Portfolio of investments—November 30, 2021 (unaudited)

Abbreviations:
BAN	Bond anticipation notes
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$133,602,899	$519,220,293	$(495,173,081)	$0	$0	$157,650,111	157,650,111	$9,921
Securities Lending Cash Investments LLC	4,593,975	71,913,075	(75,525,000)	0	0	982,050	982,050	199#
				$0	$0	$158,632,161		$10,120

#	Amount shown represents income before fees and rebates.
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Short
10-Year U.S. Treasury Notes	(315)	3-22-2022	$(40,647,670)	$(41,205,938)	$0	$(558,268)
2-Year U.S. Treasury Notes	(1,365)	3-31-2022	(298,005,042)	(298,572,423)	0	(567,381)
5-Year U.S. Treasury Notes	(375)	3-31-2022	(45,181,569)	(45,524,414)	0	(342,845)
					$0	$(1,468,494)
See accompanying notes to portfolio of investments

Allspring Ultra Short-Term Income Fund  |  17

Notes to portfolio of investments—November 30, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Managment"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

18  |  Allspring Ultra Short-Term Income Fund

Notes to portfolio of investments—November 30, 2021 (unaudited)

Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Allspring Ultra Short-Term Income Fund  |  19

Notes to portfolio of investments—November 30, 2021 (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$147,233,279	$0	$147,233,279
Asset-backed securities	0	379,225,074	0	379,225,074
Corporate bonds and notes	0	632,418,674	0	632,418,674
Investment companies	99,647,236	0	0	99,647,236
Municipal obligations	0	5,008,184	0	5,008,184
Non-agency mortgage-backed securities	0	603,873,060	0	603,873,060
Yankee corporate bonds and notes	0	394,184,986	0	394,184,986
Yankee government bonds	0	41,705,511	0	41,705,511
Short-term investments
Commercial paper	0	726,261,289	0	726,261,289
Investment companies	158,632,161	0	0	158,632,161
U.S. Treasury securities	224,989,381	0	0	224,989,381
Total assets	$483,268,778	$2,929,910,057	$0	$3,413,178,835
Liabilities
Futures contracts	$1,468,494	$0	$0	$1,468,494
Total liabilities	$1,468,494	$0	$0	$1,468,494
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of November 30, 2021, $3,554,691 was segregated as cash collateral for open futures contracts.
For the three months ended November 30, 2021, the Fund did not have any transfers into/out of Level 3.

20  |  Allspring Ultra Short-Term Income Fund